Inventory	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Inventory
7.	INVENTORY

	December 31, 2019	December 31, 2018
Heap leach ore (current and non-current)	$158,598	$127,077
Less: Non-current portion of heap leach ore	(141,578)	(100,543)

Current portion of heap leach ore	17,020	26,534
Stockpiles	9,776	-
Work-in-process	6,366	5,475
Supplies	12,329	10,005
Finished goods	771	931

Current inventory	$46,262	$42,945
Non-current
inventory relates to heap leach ore at Mesquite not expected to be recovered in the next year.